Fees Summary	Sep. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,297,000
Previously Paid Amount	0.00
Total Fee Amount	2,848.24
Total Offset Amount	0.00
Net Fee	2,848.24
Narrative - Max Aggregate Offering Price	$ 19,297,000
Final Prospectus	true